Cash and Cash Equivalents - Summary of Composition of Other Operations (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Monetary position	$ 3,336,560,124	$ 3,779,125,160	$ 2,811,684,823
Exchange rate	(1,076,461,821)	(917,785,776)	(1,082,773,290)
Loss on Net Monetary Position	(884,783,275)	6,846,814	(372,346,067)
Other Operations	$ 1,375,315,028	$ 2,868,186,198	$ 1,356,565,466